UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           --------------------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           --------------------------------------------------
           Los Angeles, CA  90025
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Christopher T. Winkler           Los Angeles, CA           11/13/2009
   ----------------------------      --------------------------     ----------
            [Signature]                 [City, State] [Date]           Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                                  ------------

Form 13F Information Table Entry Total:              35
                                                  ------------

Form 13F Information Table Value Total:          $1,383,548
                                                  ------------
                                                (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   COLUMN 1                 COLUMN 2          COLUMN 3    COLUMN 4       COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                            TITLE OF                      VALUE   SHRS OR            PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP     (x$1000) PRN AMT  SH/PRN    CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
----------------            ---------         -------    -------- ------------------------ ----------  --------  -------------------

ACTIVISION BLIZZARD INC       COM             00507V109   18,258   SH     1,473,600           Sole        0    1,473,600    0     0
ALTRIA GROUP INC              COM             02209S103    4,714   SH       264,700           Sole        0      264,700    0     0
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH  03938L104   16,996   SH       454,600           Sole        0      454,600    0     0
BANK OF AMERICA CORPORATION   COM             060505104   17,025   SH     1,006,200           Sole        0    1,006,200    0     0
CF INDS HLDGS INC             COM             125269100   38,579   SH       447,400           Sole        0      447,400    0     0
CONOCOPHILLIPS                COM             20825C104   69,876   SH     1,547,300           Sole        0    1,547,300    0     0
CSX CORP                      COM             126408103   14,999   SH       358,302           Sole        0      358,302    0     0
CVS CAREMARK CORPORATION      COM             126650100   69,861   SH     1,954,700           Sole        0    1,954,700    0     0
ELECTRONIC ARTS INC           COM             285512109   18,581   SH       975,400           Sole        0      975,400    0     0
EQUIFAX INC                   COM             294429105   52,740   SH     1,809,900           Sole        0    1,809,900    0     0
FIRST AMERN CORP CALIF        COM             318522307    8,325   SH       257,182           Sole        0      257,182    0     0
GAP INC DEL                   COM             364760108   36,258   SH     1,694,300           Sole        0    1,694,300    0     0
GOODYEAR TIRE & RUBR CO       COM             382550101   90,474   SH     5,312,600           Sole        0    5,312,600    0     0
JPMORGAN CHASE & CO           COM             46625H100    8,922   SH       203,600           Sole        0      203,600    0     0
KRAFT FOODS INC               CL A            50075N104   36,124   SH     1,375,100           Sole        0    1,375,100    0     0
LEAP WIRELESS INTL INC        COM NEW         521863308   96,129   SH     4,917,097           Sole        0    4,917,097    0     0
LOCKHEED MARTIN CORP          COM             539830109   35,612   SH       456,100           Sole        0      456,100    0     0
LOEWS CORP                    COM             540424108   92,710   SH     2,706,874           Sole        0    2,706,874    0     0
MCKESSON CORP                 COM             58155Q103   38,511   SH       646,700           Sole        0      646,700    0     0
MERCK & CO INC                COM             589331107   21,224   SH       671,000           Sole        0      671,000    0     0
METROPCS COMMUNICATIONS INC   COM             591708102   34,240   SH     3,658,118           Sole        0    3,658,118    0     0
MICROSOFT CORP                COM             594918104  151,296   SH     5,843,800           Sole        0    5,843,800    0     0
MOTOROLA INC                  COM             620076109   38,577   SH     4,490,900           Sole        0    4,490,900    0     0
PFIZER INC                    COM             717081103   77,782   SH     4,699,800           Sole        0    4,699,800    0     0
RELIANCE STEEL & ALUMINUM CO  COM             759509102   20,595   SH       483,895           Sole        0      483,895    0     0
SAFEWAY INC                   COM NEW         786514208   36,547   SH     1,853,300           Sole        0    1,853,300    0     0
SCHWAB CHARLES CORP NEW       COM             808513105   18,260   SH       953,500           Sole        0      953,500    0     0
SELECT SECTOR SPDR TR         SBI INT-UTILS   81369Y886   35,615   SH     1,214,300           Sole        0    1,214,300    0     0
SPDR TR                       UNIT SER 1      78462F103      688   SH        34,400  PUT      Sole        0       34,400    0     0
SPDR TR                       UNIT SER 1      78462F103    1,671   SH        13,700  CALL     Sole        0       13,700    0     0
STRAYER ED INC                COM             863236105   20,948   SH        96,233           Sole        0       96,233    0     0
SUNTRUST BKS INC              COM             867914103   15,098   SH       669,519           Sole        0      669,519    0     0
VALERO ENERGY CORP NEW        COM             91913Y100   36,911   SH     1,903,600           Sole        0    1,903,600    0     0
WAL MART STORES INC           COM             931142103   34,687   SH       706,600           Sole        0      706,600    0     0
YAHOO INC                     COM             984332106   74,715   SH     4,195,100           Sole        0    4,195,100    0     0